PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2022
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

21.  PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

Condensed balance sheets

	As of December 31,
	2021	2022
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	3,078,291	214,992	31,171
Amounts due from subsidiaries	14,354,254	12,534,774	1,817,371
Prepaid expenses and other current assets	6,889	6,910	1,002
Total current assets	17,439,434	12,756,676	1,849,544

Non-current assets:
Investments in subsidiaries and VIE	(6,191,904)	(5,736,325)	(831,689)
Other non-current assets	6,373	—	—
Total non-current assets	(6,185,531)	(5,736,325)	(831,689)

Total assets	11,253,903	7,020,351	1,017,855

LIABILITIES AND SHAREHOLDERS’ DEFICITS
Current liabilities:
Amounts due to subsidiaries	1,410,584	247,743	35,919
Accrued expenses and other current liabilities	415,869	111,525	16,170
Convertible senior notes	2,931,396	—	—
Payable for equity litigants settlement	1,350,257	33,796	4,900
Total current liabilities	6,108,106	393,064	56,989
Total liabilities	6,108,106	393,064	56,989

21.  PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (CONTINUED)

Condensed balance sheets (continued)

	As of December 31,
	2021	2022
	RMB	RMB	US$
LIABILITIES AND SHAREHOLDERS’ EQUITY
Mezzanine equity:
Convertible senior preferred shares (US$0.000002 par value; 307,692,307 and 307,692,307 shares authorized as of December 31, 2021 and 2022, respectively; 295,384,615 and 307,692,307 issued and outstanding as of December 31, 2021 and 2022, respectively)	1,514,660	1,578,040	228,794
Total Mezzanine equity	1,514,660	1,578,040	228,794

Shareholders’ equity:
Class A ordinary shares (US$0.000002 par value;19,692,307,693 and 19,692,307,693 shares authorized as of December 31, 2021 and 2022, respectively, 1,950,457,380 and 2,079,801,956 issued and outstanding as of December 31, 2021 and 2022, respectively)	21	23	3
Class B ordinary shares (US$0.000002 par value; 5,000,000,000 and 5,000,000,000 shares authorized as of December 31, 2021 and 2022, respectively; 144,778,552 and 144,778,552 issued and outstanding as of December 31, 2021 and 2022, respectively)	2	2	0
Additional paid-in capital	15,040,609	16,073,063	2,330,375
Accumulated deficit	(11,876,351)	(11,421,145)	(1,655,910)
Accumulated other comprehensive income	466,856	397,304	57,604
Total shareholders’ equity	3,631,137	5,049,247	732,072

Total liabilities and shareholders’ equity	11,253,903	7,020,351	1,017,855

21.  PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (CONTINUED)

Condensed statements of comprehensive (loss)/income

	For the year ended
	December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Operating(loss)/income
General and administrative expenses	(109,119)	(85,567)	(39,773)	(5,766)
Losses and expenses related to Fabricated Transactions and restructuring	(332,814)	(246,410)	(69,233)	(10,038)
Foreign exchange loss	—	(138)	(8,817)	(1,278)
Fair value changes of derivative asset bifurcated from Series B Senior Secured Notes	—	—	(6,381)	(925)
Share of (losses)/income from subsidiaries and VIE	(2,661,076)	(40,522)	791,186	114,711
Gain from extinguishment of Series B Senior Secured Notes	—	—	124,139	17,998
Interest income	21,910	296	576	84
Other (expense)/income	2,445	(4,784)	—	—
Interest and financing expenses	(107,258)	(35,490)	(23,484)	(3,405)
Provision for SEC settlement	(1,177,074)	1,146,474	—	—
Provision for equity litigants settlement	(1,226,119)	(155,314)	(279,967)	(40,591)
Net (loss)/income before income taxes	(5,589,105)	578,545	488,246	70,790
Net (loss)/income	(5,589,105)	578,545	488,246	70,790
Net (loss)/income attributable to the Company’s ordinary shareholders	(5,589,105)	578,545	488,246	70,790

Net (loss)/income	(5,589,105)	578,545	488,246	70,790
Other comprehensive income/(loss), net of tax of nil:
Foreign currency translation difference, net of tax of nil	286,697	102,802	(69,552)	(10,084)
Total comprehensive (loss)/income	(5,302,408)	681,347	418,694	60,706

21.  PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (CONTINUED)

Condensed statements of cash flows

	For the year ended
	December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Net cash provided by/(used in) operating activities	130,504	1,383,630	(587,039)	(85,112)
Net cash (used in)/provided by investing activities	(6,802,055)	—	—	—
Net cash provided by/(used in) financing activities	5,806,861	1,514,660	(2,276,260)	(330,027)
Net (decrease)/increase in cash and cash equivalents	(864,690)	2,898,290	(2,863,299)	(415,139)
Cash and cash equivalents at beginning of the years	1,044,691	180,001	3,078,291	446,310
Cash and cash equivalents at end of the years	180,001	3,078,291	214,992	31,171

Basis of presentation

Condensed financial information is used for the presentation of the Company, or the parent company. The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investments in its subsidiaries and VIE.

The parent company records its investments in its subsidiaries and VIE under the equity method of accounting as prescribed in ASC 323, Investments-Equity Method and Joint Ventures. Such investments are presented on the condensed balance sheets as “Investments in subsidiaries and the VIE” and their respective profit or loss as “Share of loss in subsidiaries and the VIE” on the condensed statements of comprehensive (loss)/income. Equity method accounting ceases when the carrying amount of the investment, including any additional financial support, in a subsidiary or VIE is reduced to zero unless the parent company has guaranteed obligations of the subsidiary or VIE or is otherwise committed to provide further financial support. If the subsidiary or VIE subsequently reports net income, the parent company shall resume applying the equity method only after its share of that net income equals the share of net loss not recognized during the period the equity method was suspended.

The subsidiaries and VIE did not pay any dividends to the Company for the years presented.